Financial risk management and fair values - Interest Rate Risk - Interest rate profile (Details) - Interest rate risk - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Fixed rate
Disclosure of financial instruments by type of interest rate
Financial liabilities	¥ 1,715,421	¥ 795,332
Fixed rate | Loans and borrowings
Disclosure of financial instruments by type of interest rate
Financial liabilities	¥ (7,215)	¥ (6,948)
Fixed rate | Loans and borrowings | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate		9.00%
Fixed rate | Loans and borrowings | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	3.00%	0.00%
Fixed rate | Term deposits
Disclosure of financial instruments by type of interest rate
Financial liabilities	¥ 681,715	¥ 236,878
Fixed rate | Term deposits | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	5.50%	2.20%
Fixed rate | Term deposits | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.90%	0.30%
Fixed rate | Cash at bank
Disclosure of financial instruments by type of interest rate
Financial liabilities	¥ 1,040,921	¥ 565,402
Fixed rate | Cash at bank | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	5.25%	2.50%
Fixed rate | Cash at bank | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	3.08%	1.30%
Variable rate
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 5,474,789	¥ 4,815,016
Variable rate | Cash at bank
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 5,447,716	¥ 4,782,640
Variable rate | Cash at bank | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	3.50%	3.50%
Variable rate | Cash at bank | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.00%	0.00%
Variable rate | Restricted cash
Disclosure of financial instruments by type of interest rate
Financial assets	¥ 27,073	¥ 32,376
Variable rate | Restricted cash | Maximum
Disclosure of financial instruments by type of interest rate
Interest rate	1.80%	1.90%
Variable rate | Restricted cash | Minimum
Disclosure of financial instruments by type of interest rate
Interest rate	0.30%	0.30%